Production costs by nature	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Production costs by nature [Text Block]
8.	Production costs by nature

The following is a summary of production costs incurred by the Company during the periods that it controlled the AGM, being the seven months ended July 31, 2018 and the twelve months ended December 31, 2017. The table below therefore includes the results for the AGM from January 1, 2018 to July 31, 2018, but does not include the results of the AGM from August 1, 2018 to December 31, 2018.

	Year ended December 31,
	2018	2017
	$	$
Raw materials and consumables	(30,401)	(50,925)
Salary and employee benefits	(12,782)	(20,621)
Contractors (net of deferred stripping costs (note 15(b))	(47,929)	(37,742)
Change in stockpile, gold-in-process and gold dore inventories	15,934	(2,345)
Insurance, government fees, permits and other	(3,473)	(3,684)
Share-based payments	(357)	(1,311)
Total production costs	(79,008)	(116,628)

All of the Company’s concessions are subject to a 5% gross revenue royalty payable to the Government of Ghana. Royalty expense is presented as a separate component of cost of sales.